Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries (Purchase Price Allocation) (Details)										1 Months Ended					12 Months Ended
		Apr. 25, 2019 USD ($)	Apr. 25, 2019 HKD ($)	Feb. 05, 2019 USD ($)	Aug. 22, 2018 USD ($)	Jun. 07, 2018 USD ($)	Jun. 07, 2018 HKD ($)	Mar. 08, 2018 HKD ($)	May 10, 2017 USD ($)	Mar. 31, 2019 USD ($)	Dec. 22, 2017 USD ($)	Dec. 27, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 28, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Business Combination, Consideration Transferred [Abstract]
cash consideration														$ 52,000,000	$ 11,000,000
Total				$ 5,200,000		$ 3,500,000	$ 27,103,410	$ 26,100,000							12,700,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Goodwill													$ 0		$ 20,804,000	$ 0	$ 31,134,000
Boca International Limited [Member]
Business Combination, Consideration Transferred [Abstract]
cash consideration													$ 52,000,000			52,000,000
share-based consideration																4,080,000
Total						23,700,000	184,842,000									$ 56,080,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Goodwill														$ 36,504,000			$ 31,134,000	$ 36,504,000
Deferred tax liabilities																		(6,638,000)
Boca International Limited [Member] | Order or Production Backlog [Member]
Business Combination, Consideration Transferred [Abstract]
Net liabilities acquired																		(337,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortizable intangible assets	[1]																	372,000
Boca International Limited [Member] | Technology-Based Intangible Assets [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortizable intangible assets	[1]																	$ 26,179,000
Century Skyway Limited [Member]
Business Combination, Consideration Transferred [Abstract]
cash consideration									$ 32,600,000			$ 35,000,000
share-based consideration									2,325,000
Total		$ 99,450,000	$ 12,750,000			$ 126,126,000,000	126,126,000		34,925,000
Net liabilities acquired									(67,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Goodwill									20,230,000			$ 20,230
Deferred tax liabilities									(4,920,000)
Century Skyway Limited [Member] | Technology-Based Intangible Assets [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortizable intangible assets									$ 19,682,000
Giant Connection Limited [Member]
Business Combination, Consideration Transferred [Abstract]
share-based consideration											$ 2,354,000
Total											2,354,000
Net liabilities acquired											2,113,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Goodwill											248,000
Deferred tax liabilities											(7,000)
Property, plant and equipment											$ 508,000
Vision Lane Limited And First Asia Fianance Limited [Member]
Business Combination, Consideration Transferred [Abstract]
cash consideration										$ 7,457,000
share-based consideration										5,242,000
Total										12,699,000
Net liabilities acquired										9,165,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Goodwill										3,658,000
Deferred tax liabilities										$ (124,000)
Paris Sky Limited [Member]
Business Combination, Consideration Transferred [Abstract]
share-based consideration					$ 4,784,000
Total					48,128,000		$ 30,334,590
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Deferred tax liabilities					(5,998,000)
Property, plant and equipment					52,994,000
Allowance on guarantee					(817,000)
Other assets acquired (including cash of $1,957, other assets of $50, Other payables of $170 and income tax payable of $4)					1,833,000
Deferred tax assets					116,000
Paris Sky Limited [Member] | Equity Interest In BOCA [Member]
Business Combination, Consideration Transferred [Abstract]
Total					23,699,000
Paris Sky Limited [Member] | Equity Interest In CSL [Member]
Business Combination, Consideration Transferred [Abstract]
Total					16,170,000
Paris Sky Limited [Member] | Promissory Note [Member]
Business Combination, Consideration Transferred [Abstract]
Total					$ 3,475,000

[1]	Acquired amortizable intangible asset-backlog contract and proprietary technology have estimated amortization periods of one year and twenty years, respectively.